NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2021
NOTES PAYABLE
Schedule of Outstanding Debt	The Company’s outstanding debt consisted of the following as of March 31, 2021 (in thousands):
3/31/2021
Outstanding principal	$43,025
Unamortized discount	(425)
Carrying value of debt	$42,600

Schedule of Debt Maturities

The following table summarizes the aggregate undiscounted amount of maturities of all borrowings as of March 31, 2021 (in thousands):

Payment Schedule
Remainder of 2021	$36,052
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	2,614
Total	$43,025